Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note 15—Quarterly Financial Information (Unaudited)

Provided below is a summary of the quarterly operating results during 2010 and 2009 (in millions of dollars).

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010
Revenues	$1,660.9	$1,879.6	$2,186.3	$1,835.8
Income (loss) before income taxes	(146.3)	5.4	170.1	4.2
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(135.7)	(7.5)	143.7	(18.2)

	First Quarter 2009	Second Quarter 2009	Third Quarter 2009	Fourth Quarter 2009
Revenues	$1,564.9	$1,754.5	$2,041.4	$1,740.7
Income (loss) before income taxes	(210.1)	34.9	87.0	(56.1)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(163.5)	6.4	33.1	13.4